Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Abstract]
Depreciation expenses	¥ 9,357	¥ 16,430	¥ 42,447
Impairment loss	17	774	875
Loss on disposal	¥ 2,558	¥ 14,146	¥ 4,065